Acquisitions - Summary of Acquisition Activity (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [abstract]
Businesses acquired	$ 0	$ 166
Less: Cash acquired	0	(4)
Businesses acquired, net of cash	0	162
Investments in businesses	12	1
Asset acquisitions	3	0
Contingent consideration payments	3	4
Total	$ 18	$ 167